SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION PLAN
Schedule of changes in long term compensation plans

	December 31,	December 31,	December 31,
	2021	2019	2018

	Number of shares
Beginning balance	5,772,356	5,996,437	5,045,357
Granted during of the year	1,906,343	1,770,384	2,413,038
Exercised (1)	(1,860,334)	(1,789,413)	(827,065)
Exercised due to resignation (1)	(86,196)	(21,253)	(106,983)
Abandoned / prescribed due to resignation	(316,415)	(183,799)	(527,910)
Ending balance	5,415,754	5,772,356	5,996,437
1)	The average price for share options exercised and exercised due to termination of employment, for the year ended December 31, 2021 was R$60,30 (sixty Brazilian Reais and thirty cents) ((R$43.14 (forty-three Brazilian Reais and fourteen cents) as of December 31, 2020).

Schedule of outstanding phantom shares option plans

On December 31, 2021, the consolidated outstanding phantom shares option plans are as set forth below:

December 31, 2021
					Quantity of
			Fair value on		outstanding options
Plan	Grant date	Exercise date	grant date (1)		granted
SAR 2017	04/03/2017	04/03/2022	R$	13.30	7,405
ILP 2017 - 60	04/03/2017	04/03/2022	R$	13.30	304,512
Diferral 2017	03/01/2018	03/01/2022	R$	19.88	154,242
SAR 2018	04/02/2018	04/02/2023	R$	21.45	36,231
ILP 2019 - 36	03/01/2019	03/01/2024	R$	41.10	470,000
Diferral 2018	03/01/2019	03/01/2022	R$	41.10	82,725
Diferral 2018	03/01/2019	03/01/2023	R$	41.10	82,725
ILP 2019 - 36 H	03/25/2019	03/25/2024	R$	42.19	7,500
ILP 2019 - 48 H	03/25/2019	03/25/2024	R$	42.19	7,500
ILP 2019 - 36 Apr	04/01/2019	04/01/2024	R$	42.81	20,000
SAR 2019	04/01/2019	04/01/2024	R$	42.81	669,656
PLUS 2019	04/01/2019	04/01/2024	R$	42.81	15,572
ILP 2019 - 36 Oct	10/01/2019	10/01/2022	R$	31.75	19,500
ILP 2019 - 48 Oct	10/01/2019	10/01/2023	R$	31.75	11,700
ILP 2020 - 36 Apr	04/01/2020	04/01/2023	R$	38.50	82,666
ILP 2020 - 24 Apr	04/01/2020	04/01/2022	R$	38.50	21,250
SAR 2020	04/01/2020	04/01/2025	R$	38.50	666,828
ILP 2020- 48 Condition A	05/01/2020	04/30/2024	R$	38.34	595,000
ILP 2020- 48 Condition B	05/01/2020	04/30/2024	R$	38.34	127,500
ILP 2020- 48 Condition C	05/01/2020	04/30/2024	R$	38.34	127,500
ILP - Retention 2020 - 36 Oct	10/01/2020	10/01/2023	R$	38.79	31,792
ILP Retention 2020 - Bond premium and offer	10/01/2020	10/01/2023	R$	43.14	4,581
ILP Hiring/Retention Bonus 2020 - 36 Oct	10/01/2020	10/01/2023	R$	43.14	6,954
Deferral 2020	03/01/2021	03/01/2024	R$	57.88	292,428
Deferral 2020	03/01/2021	03/01/2025	R$	57.88	292,428
ILP 2021 - 24	03/01/2021	03/01/2023	R$	56.10	6,000
ILP 2021 - 36	03/01/2021	03/01/2024	R$	56.10	6,000
ILP 2021 - 36 Apr	04/01/2021	04/01/2024	R$	64.12	260,000
ILP 2021 - 48 Apr	04/01/2021	04/01/2025	R$	64.12	210,000
ILP 2021 - 12 May	05/01/2021	05/01/2022	R$	67.91	750
ILP 2021 - 24 May	05/01/2021	05/01/2023	R$	67.91	625
ILP 2021 - 36 May	05/01/2021	05/01/2024	R$	67.91	1,125
SAR 2021	04/01/2021	04/01/2026	R$	64.12	758,660
ILP Retention 2021 - Jul	07/01/2021	07/01/2024	R$	67.72	8,130
ILP Retention 2021 - Aug	08/01/2021	08/01/2024	R$	63.73	3,789
ILP - Retention 2021 - 36 Oct	10/01/2021	10/01/2024	R$	58.05	2,412
ILP 2021 - Apr 23/24	12/16/2021	04/03/2023	R$	54.81	10,034
ILP 2021 - Apr 23/24	12/16/2021	04/01/2024	R$	54.81	10,034
					5,415,754
(1)	Amounts expressed in Reais.

Summary of activity for common stock options

	Date of the
	execution of		Price on		Shares	Restricted year for
Program	the contract	Grant date	grant date		Granted	transfer of shares
2018	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022
2019	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	90,005	01/02/2025

Schedule of amounts corresponding to services received and recognized

	Liabilities and Equity		Statement of income and Equity
	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2019
Non-current liabilities
Provision for phantom stock plan	166,998	195,135	(94,897)	(151,985)	(46,389)
Equity
Stock option granted	15,455	10,612	(4,843)	(4,633)	(879)
Total general and administrative expenses from share-based transactions			(99,740)	(156,618)	(47,268)